UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          July 18, 2008


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        53
FORM 13F INFORMATION VALUE TOTAL:              $367084

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1762     33261   Sole		     33261
Alcon           Common  H01301102    374      2300   Sole                     2300
American T&T    Common  00206R102    376     11174   Sole                    11174
Amgen Inc.      Common  031162100    278      5900   Sole                     5900
Amphenol Corp   Common  032095101    476     10600   Sole                    10600
Anheuser Busch  Common  035229103   1259     20262   Sole                    20262
Apple Computer  Common  037833100    206      1231   Sole                     1231
Arbitron Inc    Common  03875Q108    494     10406   Sole                    10406
Automatic Data 	Common	053015103   2524     60239   Sole                    60239
BP PLC          Common  055622104    306      4403   Sole                     4403
Bank of NY MelloCommon  064058100    451     11921   Sole                    11921
Berkshire Hath	Common	084670108  83800       694   Sole                      694
Berkshire Hath	Common	084670207  14989      3736   Sole                     3736
Broadridge Svcs Common  11133T103    225     10684   Sole                    10684
Buckeye PartnersL.P.    118230101    246      5750   Sole                     5750
Chevron Corp    Common	166764100   1172     11820   Sole                    11820
Chicago Bridge &Common  167250109    518     13000   Sole                    13000
Cisco Systems	Common	17275R102  22309    959098   Sole                   959098
Coca-Cola Co.	Common	191216100  10313    198411   Sole                   198411
Conocophillips  Common  20825C104    209      2215   Sole                     2215
Emerson Elec.	Common	291011104    705     14260   Sole                    14260
ExxonMobil	Common	30231G102   6202     70371   Sole                    70371
Federated Inves Common  314211103    227      6600   Sole                     6600
General ElectricCommon	369604103   6650    249178   Sole                   249178
Harte-Hank Inc  Common  416196103   5400    471650   Sole                   471650
Hewlett Packard	Common	428236103   1558     35243   Sole                    35243
H.J. Heinz Co.	Common	423074103    847     17711   Sole		     17711
IBM		Common	459200101   1157      9763   Sole                     9763
Intel Corp.	Common	458140100   4628    215438   Sole                   215438
Johnson & JohnsoCommon	478160104  29799    463146   Sole                   463146
Linear TechnologCommon	535678106  29184    896053   Sole		    896053
Loews Corp      Common  540424108    209      4446   Sole                     4446
Medtronic	Common	585055106   9770    188797   Sole                   188797
Microsoft	Common	594918104  28813   1047380   Sole                  1047380
3M Company 	Common	604059105   1275     18328   Sole                    18328
Moody's Corp.	Common	615369105  28258    820507   Sole		    820507
Neustar Inc Cl ACommon  64126X201    267     12400   Sole                    12400
PepsiCo		Common	713448108   1403     22056   Sole                    22056
Pfizer Inc.	Common	717081103    353     20205   Sole                    20205
Phillip MOrris  Common  718172109    348      7052   Sole                     7052
Procter & GambleCommon	742718109  21138    347603   Sole                   347603
Royal Dutch ShelCommon  780259206    273      3342   Sole                     3342
Sigma Aldrich   Common  826552101    388      7200   Sole                     7200
Sysco Corp.     Common  871829107    251      9120   Sole                     9120
United TechnologCommon  913017109    295      4777   Sole                     4777
Verizon CommunicCommon  92343V104    297      8391   Sole                     8391
Walgreen Co.	Common	931422109  22363    687865   Sole                   687865
Wal-mart Stores Common  931142103    391      6961   Sole                     6961
Walt Disney Co.	Common	254687106    566     18134   Sole                    18134
Western Union   Common  959802109  11253    455236   Sole		    455236
Wm. Wrigley Jr. Common	982526105   9761    125497   Sole                   125497
Wright Express  Common  98233Q105    322     13000   Sole                    13000
Wyeth           Common  983024100    446      9300   Sole                     9300